Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details) ¥ in Thousands			9 Months Ended
	Sep. 30, 2020 CNY (¥) $ / shares shares	Sep. 30, 2019 CNY (¥) $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 CNY (¥) $ / shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 CNY (¥) $ / shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥			¥ 126,895		¥ 282,267
Restricted shares | Nio Incentive Plan [Member] | Employees
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares					441,513
Vested | shares					(362,684)
Forfeited | shares					(78,829)
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares						$ 0.96
Vested | $ / shares						0.96
Forfeited | $ / shares						$ 0.96
Recognized share-based compensation expenses | ¥			0		¥ 2,357
Unrecognized share-based compensation expenses, other than options | ¥	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	$ 0
Restricted shares | Nio Incentive Plan [Member] | Non-employees
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares			31,948		63,897
Granted | shares			2,203,469
Vested | shares			(2,165,417)		(31,949)
Unvested, Ending Balance | shares	70,000	31,948	70,000		31,948
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares				¥ 6.60		$ 6.60
Granted | $ / shares				4.26
Vested | $ / shares				3.85		6.60
Unvested, Ending Balance | $ / shares	¥ 16.95	¥ 6.60		¥ 16.95		$ 6.60
Recognized share-based compensation expenses | ¥			¥ 3,114		¥ 1,073
Unrecognized share-based compensation expenses, other than options | ¥	¥ 8,575	¥ 1,374	¥ 8,575	¥ 8,575	¥ 1,374	$ 1,374
Weighted-average period for unrecognized expenses expected to be recognized			1 year 11 months 12 days		11 months 12 days